INVESTMENT CONTRACTS WITH INSURANCE COMPANIES	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
INVESTMENT CONTRACTS WITH INSURANCE COMPANIES	INVESTMENT CONTRACTS WITH INSURANCE COMPANIES
The Plan's investments in the Master Trust include fully benefit-responsive investment contracts in the Stable Asset Fund. The accounts for these contracts are credited with contributions and earnings on the underlying investments and charged for participant withdrawals and administrative expenses. Through the Stable Asset Fund, the Plan holds both traditional and synthetic investment contracts.

The traditional investment contracts held by the Plan are guaranteed investment contracts. The contract issuers, which are all insurance companies, are contractually obligated to repay the principal and interest at specified interest rates that are guaranteed to the Plan. The traditional investment contracts provide a fixed crediting rate for the duration of the contract.

The synthetic investment contracts held by the Plan include wrap contracts with insurance companies. The Plan owns the underlying investments of these contracts and the wrap contract issuers guarantee that the crediting rate will not fall below zero percent. The synthetic investment contracts provide for a variable crediting rate, which typically resets at least quarterly, and the issuer of the wrap contract provides assurance that future adjustments to the crediting rate cannot result in a crediting rate less than zero. The crediting rate is primarily based on the current yield to maturity of the covered investments, plus or minus amortization of the difference between the market value and contract value of the covered investments at the time of computation.

Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may direct the withdrawal or transfer of all or a portion of their investment at contract value. There are no reserves against contract value for credit risk of the contract issuers or otherwise.

Certain events, such as Plan termination, may limit the ability of the Plan to transact at contract value with the issuer. The Company does not believe that the occurrence of any such event is probable.